FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Recurring Fair Value Measurements

As of December 31, 2012, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liability:
Foreign exchange forward contract	$(72,501)		$(72,501)

There were no assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2013.